Schedule of property and equipment, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 888,963	$ 337,286
Accumulated Depreciation	295,606	210,138
Net	$ 593,357	$ 127,148
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years	3 years
Cost	$ 886,085	$ 333,533
Accumulated Depreciation	292,728	206,385
Net	$ 593,357	$ 127,148
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years	3 years
Cost	$ 2,878	$ 3,753
Accumulated Depreciation	2,878	3,753
Net